Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation
Basis of Presentation
The accompanying financial statements are prepared on the accrual basis of accounting in conformity with the accounting principles contained in the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification, the single source of generally accepted accounting principles in the United States of America (U.S. GAAP).
Use of Estimates
Use of Estimates

The preparation of the Plan’s financial statements in conformity with U.S. GAAP requires the Plan’s management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets, liabilities and changes therein and the disclosure of contingent assets and liabilities and changes therein. Actual results could differ from these estimates.

Risks and Uncertainties
Risks and Uncertainties

The Plan provides for investments in various investment securities. Investments, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility risk. Due to the level of risk associated with certain investments, it is reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect Participants’ account balances and the amounts shown in the accompanying Statements of Net Assets Available for Benefits and Statement of Changes in Net Assets Available for Benefits.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition

Investments are generally reported at fair value (as disclosed in Note 4), with the exception of fully benefit-responsive investment contracts (FBRIC), as explained below.

FBRIC are held in the Fund and are accounted for at contract value. Contract value is the relevant measure for the portion of the net assets available for benefits of a defined contribution plan attributable to FBRIC because contract value is the amount Participants would normally receive if they were to initiate permitted transactions under the terms of the Plan.

The Plan presents in the accompanying Statement of Changes in Net Assets Available for Benefits the net appreciation or depreciation in the fair value of investments, which consists of realized gains and losses, and the net change in unrealized appreciation or depreciation on investments. Unrealized appreciation or depreciation is the difference between the fair value of the investment at the end of the current year and the cost of the investment, if acquired during the Plan year, or the fair value of the investment at the beginning of the Plan year. Purchases and sales of the funds are reflected on a trade date basis. Interest income is recognized when earned. Dividends are recognized on the ex-dividend date.

Notes Receivable from Participants
Notes Receivable from Participants

Notes receivable from Participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on an accrual basis. No allowance for credit losses has been recorded as of December 31, 2025 and 2024. Delinquent notes receivable from Participants are reclassified as distributions based upon the terms of the Plan document.

Administrative and Investment Expenses
Administrative and Investment Expenses

General administrative expenses are paid by the Plan through the quarterly per Participant administrative fees. Expenses associated with any Qualified Domestic Relations Orders, loans and distributions are paid by the Participants who incur these services. Fees for any administrative expenses not covered by the quarterly per Participant administrative fees are paid by the Company. Investment expenses are included within “Net appreciation in fair value of investments” on our accompanying Statement of Changes in Net Assets Available for Benefits.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Subsequent Events
Subsequent Events

Plan management has evaluated all subsequent events through June 22, 2026, which is the date the financial statements were issued, and has concluded that there are no significant events to be reported.